Employee Future Benefits - Actuarial Assumptions (Details) - Defined Benefit Pension Plan	Dec. 31, 2018	Dec. 31, 2017
CANADA
Disclosure of defined benefit plans
Actuarial assumption of discount rates (service cost)	3.90%	3.50%
Inflation rate	2.25%	2.25%
CANADA | Bottom of range
Disclosure of defined benefit plans
Salary growth rate	0.00%	2.00%
Inflation rate
CANADA | Top of range
Disclosure of defined benefit plans
Salary growth rate	0.00%	2.75%
Inflation rate
UNITED STATES
Disclosure of defined benefit plans
Actuarial assumption of discount rates (service cost)	3.90%	3.73%
Europe
Disclosure of defined benefit plans
Actuarial assumption of discount rates (service cost)	1.90%	1.90%
Inflation rate	1.75%	1.75%